Annual Fund Operating Expenses - The Hartford Dividend and Growth Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Total Expenses	1.00%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.00%	[1]
Class C
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.17%
Total Expenses	1.78%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.78%	[1]
Class I
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total Expenses	0.74%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.74%	[1]
Class R3
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.25%
Total Expenses	1.36%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.36%	[1]
Class R4
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total Expenses	1.05%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.05%	[1]
Class R5
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total Expenses	0.75%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.75%	[1]
Class R6
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total Expenses	0.65%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.65%	[1]
Class Y
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total Expenses	0.74%
Fee waiver and/or expense reimbursement	0.05%	[1]
Total annual fund operating expenses	0.69%	[1]
Class F
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total Expenses	0.65%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.65%	[1]

[1]	Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class Y as follows: 0.04%. This contractual arrangement will remain in effect until February 28, 2022 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.